Income Taxes - Schedule of Reconciled to the Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities			$ 4,936,803
Tax at the PRC EIT tax rates			740,521
Tax effect of R&D expenses deduction			(618,891)
Tax effect of deferred tax recognized		$ 616,763	106,775
Effect of preferential tax of PRC subsidiary
Tax effect of non-deductible expenses			98,538
Income tax expense	23,152	227,324	$ 326,942
Median [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities	$ 12	$ 15,201
PRC EIT tax rates	20.00%	20.00%
Tax at the PRC EIT tax rates	$ 3	$ 3,040
Tax effect of R&D expenses deduction	(262,311)
Tax effect of deferred tax recognized		616,763
Effect of preferential tax of PRC subsidiary		(2,413)
Tax effect of non-deductible expenses	285,460	(390,066)
Income tax expense	$ 23,152	$ 227,324
Maximum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	25.00%	25.00%	25.00%
Minimum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	15.00%	15.00%	15.00%